UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive

         Ann Arbor, Michigan  48108

13F File Number:  28-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

     /S/ John Cattier     Ann Arbor, MI     August 25, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $156,033 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     9162    44805 SH       SOLE                    44805
APPLE INC                      COM              037833100    16899    50344 SH       SOLE                    50344
CENTERPOINT ENERGY INC         COM              15189T107     1200    62025 SH       SOLE                    62025
COSTCO WHSL CORP NEW           COM              22160K105     8131   100089 SH       SOLE                   100089
DELL INC                       COM              24702R101     3350   200981 SH       SOLE                   200981
DOLLAR GEN CORP NEW            COM              256677105     7817   230653 SH       SOLE                   230653
EXPEDIA INC DEL                COM              30212P105     3495   120544 SH       SOLE                   120544
FORD MTR CO DEL                COM PAR $0.01    345370860     5774   418666 SH       SOLE                   418666
GENERAL ELECTRIC CO            COM              369604103     5988   317523 SH       SOLE                   317523
KOHLS CORP                     COM              500255104     6621   132385 SH       SOLE                   132385
NETFLIX INC                    COM              64110L106     9833    37434 SH       SOLE                    37434
NIKE INC                       CL B             654106103     5456    60635 SH       SOLE                    60635
NISOURCE INC                   COM              65473P105     1680    82961 SH       SOLE                    82961
NORDSTROM INC                  COM              655664100     7590   161677 SH       SOLE                   161677
SOUTHWEST AIRLS CO             COM              844741108     5553   486224 SH       SOLE                   486224
SPRINT NEXTEL CORP             COM SER 1        852061100     5160   957419 SH       SOLE                   957419
STARBUCKS CORP                 COM              855244109     5904   149508 SH       SOLE                   149508
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     6046   107884 SH       SOLE                   107884
TD AMERITRADE HLDG CORP        COM              87236Y108     4240   217341 SH       SOLE                   217341
UNITED PARCEL SERVICE INC      CL B             911312106     5890    80768 SH       SOLE                    80768
V F CORP                       COM              918204108     8837    81406 SH       SOLE                    81406
WHIRLPOOL CORP                 COM              963320106     4546    55895 SH       SOLE                    60895
WHOLE FOODS MKT INC            COM              966837106     9257   145904 SH       SOLE                   145904
YUM BRANDS INC                 COM              988498101     7604   137657 SH       SOLE                   137657